Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Abstract]
Goodwill	$ 52,541	$ 21,565
Amortization expense	$ 2,049	$ 791